Annual Fund Operating Expenses - Eaton Vance Municipal Income Funds - Classes A, C and I	Aug. 31, 2025
Eaton Vance Georgia Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.71%
Eaton Vance Georgia Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.47%
Eaton Vance Georgia Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.52%
Eaton Vance Maryland Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.76%
Eaton Vance Maryland Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.51%
Eaton Vance Maryland Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.56%
Eaton Vance Missouri Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.74%
Eaton Vance Missouri Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.49%
Eaton Vance Missouri Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.54%
Eaton Vance North Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.71%
Eaton Vance North Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.46%
Eaton Vance North Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.51%
Eaton Vance Oregon Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.72%
Eaton Vance Oregon Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.47%
Eaton Vance Oregon Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.52%
Eaton Vance South Carolina Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.74%
Eaton Vance South Carolina Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.95%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.49%
Eaton Vance South Carolina Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.54%
Eaton Vance Virginia Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.76%
Eaton Vance Virginia Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.51%
Eaton Vance Virginia Municipal Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.56%